Cover	Jul. 20, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously reported on the Current Report on Form 8-K filed with the Securities and Exchange Commission on July 26, 2021 (the “Initial 8-K”) by C-Bond Systems, Inc. (“C-Bond” or the “Company”), on July 22, 2021, the Company closed (the “Closing”) a Share Exchange Agreement and Plan of Reorganization (the “Agreement”) with (i) Mobile Tint LLC, doing business as A1 Glass Coating (“Mobile”), (ii) the sole member of Mobile (the “Mobile Shareholder”), and (iii) Michael Wanke as the Representative of the Mobile Shareholder. Pursuant to the Exchange Agreement, C-Bond acquired 80% of Mobile’s units, representing 80% of Mobile’s issued and outstanding capital stock (the “Mobile Shares”), in exchange for restricted shares of C-Bond’s common stock, par value $0.001 (“Common Stock”), in an amount equal to $800,000, divided by the average of the closing prices of C-Bond’s Common Stock during the 30-day period immediately prior to the Closing as defined in the Agreement, pursuant to which Mobile became a majority-owned subsidiary of the Company. The information set forth in the Initial 8-K is incorporated herein by reference. This Current Report on Form 8-K/A amends the Initial 8-K to include Mobile’s audited financial statements as of December 31, 2020 and 2019 and for the years ended December 31, 2020 and 2019, unaudited condensed financial statements as of June 30, 2021 and for the six months ended June 30, 2021, and unaudited pro forma condensed combined financial statements as of June 30, 2021 and for the six months ended June 30, 2021, and for the year ended December 31, 2020, in Item 9.01. This Current Report on Form 8-K/A also amends the cover page of the Initial 8-K to correct the date of the report to July 20, 2021.
Document Period End Date	Jul. 20, 2021
Entity File Number	0-53029
Entity Registrant Name	C-Bond Systems, Inc.
Entity Central Index Key	0001421636
Entity Tax Identification Number	26-1315585
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	6035 South Loop East
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77033
City Area Code	832
Local Phone Number	649-5658
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false